Segment Information - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Store	Dec. 31, 2011 Segment Store
Segment Reporting Information [Line Items]
Reportable operating segments		2
Number of convenience stores	166	166
Northern Tier Retail Company
Segment Reporting Information [Line Items]
Number of convenience stores		166